Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.25%
Communication services: 3.51%
Entertainment: 2.71%
Liberty Media Corp.-Liberty Live Class C†	43,278	$1,896,442
TKO Group Holdings, Inc.	23,800	2,056,558
		3,953,000
Interactive media & services: 0.80%
IAC, Inc.†	21,972	1,171,986
Consumer discretionary: 11.02%
Broadline retail: 2.76%
Global-E Online Ltd.†	59,089	2,147,885
MercadoLibre, Inc.†	1,243	1,879,367
		4,027,252
Hotels, restaurants & leisure: 3.61%
Chipotle Mexican Grill, Inc.†	464	1,348,741
DraftKings, Inc. Class A†	36,900	1,675,629
Wingstop, Inc.	6,100	2,235,040
		5,259,410
Household durables: 1.24%
Taylor Morrison Home Corp.†	29,200	1,815,364
Specialty retail: 1.95%
Burlington Stores, Inc.†	6,900	1,602,111
Wayfair, Inc. Class A†	18,200	1,235,416
		2,837,527
Textiles, apparel & luxury goods: 1.46%
On Holding AG Class A†	60,100	2,126,338
Consumer staples: 3.11%
Beverages: 2.07%
Celsius Holdings, Inc.†	36,400	3,018,288
Personal care products: 1.04%
Coty, Inc. Class A†	126,600	1,514,136
Financials: 6.15%
Capital markets: 4.40%
Blue Owl Capital, Inc.	85,300	1,608,758
Morningstar, Inc.	9,800	3,022,026
Tradeweb Markets, Inc. Class A	17,100	1,781,307
		6,412,091
Financial services: 1.75%
Jack Henry & Associates, Inc.	14,700	2,553,831
See accompanying notes to portfolio of investments
Allspring VT Discovery SMID Cap Growth Fund | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Health care: 18.75%
Biotechnology: 6.17%
Ascendis Pharma AS ADR†	8,548	$1,292,201
Exact Sciences Corp.†	24,300	1,678,158
Halozyme Therapeutics, Inc.†	27,900	1,134,972
Krystal Biotech, Inc.†	4,300	765,099
Natera, Inc.†	33,200	3,036,472
Sarepta Therapeutics, Inc.†	8,400	1,087,464
		8,994,366
Health care equipment & supplies: 6.62%
DexCom, Inc.†	14,500	2,011,150
Inspire Medical Systems, Inc.†	7,700	1,653,883
iRhythm Technologies, Inc.†	18,700	2,169,200
Shockwave Medical, Inc.†	8,552	2,784,788
TransMedics Group, Inc.†	14,000	1,035,160
		9,654,181
Health care providers & services: 3.02%
HealthEquity, Inc.†	30,500	2,489,715
Option Care Health, Inc.†	57,100	1,915,134
		4,404,849
Life sciences tools & services: 2.94%
Bio-Techne Corp.	35,700	2,512,923
Repligen Corp.†	9,700	1,784,024
		4,296,947
Industrials: 29.16%
Aerospace & defense: 3.05%
AAR Corp.†	16,732	1,001,745
Axon Enterprise, Inc.†	11,000	3,441,680
		4,443,425
Building products: 1.47%
Advanced Drainage Systems, Inc.	12,414	2,138,187
Commercial services & supplies: 7.21%
Casella Waste Systems, Inc. Class A†	38,834	3,839,518
RB Global, Inc.	25,100	1,911,867
Rollins, Inc.	41,900	1,938,713
Tetra Tech, Inc.	15,300	2,826,063
		10,516,161
Construction & engineering: 1.87%
EMCOR Group, Inc.	7,800	2,731,560
Electrical equipment: 2.80%
Vertiv Holdings Co.	50,000	4,083,500
See accompanying notes to portfolio of investments
2 | Allspring VT Discovery SMID Cap Growth Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Ground transportation: 3.13%
J.B. Hunt Transport Services, Inc.	8,800	$1,753,400
Saia, Inc.†	4,800	2,808,000
		4,561,400
Machinery: 2.80%
Esab Corp.	17,900	1,979,203
RBC Bearings, Inc.†	7,800	2,108,730
		4,087,933
Professional services: 1.45%
Parsons Corp.†	25,600	2,123,520
Trading companies & distributors: 5.38%
Applied Industrial Technologies, Inc.	13,200	2,607,660
SiteOne Landscape Supply, Inc.†	18,161	3,170,002
Watsco, Inc.	4,800	2,073,456
		7,851,118
Information technology: 23.31%
Electronic equipment, instruments & components: 3.46%
Novanta, Inc.†	15,600	2,726,412
Teledyne Technologies, Inc.†	5,400	2,318,328
		5,044,740
IT services: 2.97%
Globant SA†	12,200	2,463,180
MongoDB, Inc.†	5,200	1,864,928
		4,328,108
Semiconductors & semiconductor equipment: 5.80%
Entegris, Inc.	16,600	2,332,964
Impinj, Inc.†	16,500	2,118,765
Monolithic Power Systems, Inc.	2,100	1,422,582
Onto Innovation, Inc.†	14,300	2,589,444
		8,463,755
Software: 11.08%
BILL Holdings, Inc.†	15,966	1,097,183
CCC Intelligent Solutions Holdings, Inc.†	246,400	2,946,944
Clearwater Analytics Holdings, Inc. Class A†	117,000	2,069,730
Descartes Systems Group, Inc.†	16,900	1,546,857
Dynatrace, Inc.†	29,300	1,360,692
HubSpot, Inc.†	3,300	2,067,648
Procore Technologies, Inc.†	18,100	1,487,277
Tyler Technologies, Inc.†	4,800	2,040,048
Zscaler, Inc.†	8,000	1,541,040
		16,157,419
See accompanying notes to portfolio of investments
Allspring VT Discovery SMID Cap Growth Fund | 3

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Materials: 1.62%
Metals & mining: 1.62%
ATI, Inc.†	46,300	$2,369,171
Real estate: 1.62%
Industrial REITs : 1.62%
Rexford Industrial Realty, Inc.	46,900	2,359,070
Total common stocks (Cost $110,528,096)		143,298,633

		Yield
Short-term investments: 1.96%
Investment companies: 1.96%
Allspring Government Money Market Fund Select Class♠∞		5.25%	2,863,722	2,863,722
Total short-term investments (Cost $2,863,722)				2,863,722
Total investments in securities (Cost $113,391,818)	100.21%			146,162,355
Other assets and liabilities, net	(0.21)			(302,755)
Total net assets	100.00%			$145,859,600

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,933,293	$7,943,254	$(8,012,825)	$0	$0	$2,863,722	2,863,722	$36,704
See accompanying notes to portfolio of investments
4 | Allspring VT Discovery SMID Cap Growth Fund

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,124,986	$0	$0	$5,124,986
Consumer discretionary	16,065,891	0	0	16,065,891
Consumer staples	4,532,424	0	0	4,532,424
Financials	8,965,922	0	0	8,965,922
Health care	27,350,343	0	0	27,350,343
Industrials	42,536,804	0	0	42,536,804
Information technology	33,994,022	0	0	33,994,022
Materials	2,369,171	0	0	2,369,171
Real estate	2,359,070	0	0	2,359,070
Short-term investments
Investment companies	2,863,722	0	0	2,863,722
Total assets	$146,162,355	$0	$0	$146,162,355
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring VT Discovery SMID Cap Growth Fund | 5